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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 ----------------------------------------
   Address:      30 Rowes Wharf, 4th Floor
                 ----------------------------------------
                 Boston, MA 02110
                 ----------------------------------------

                 ----------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathleen Eckert
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Kathleen Eckert              Boston, MA          2/14/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 82
                                        --------------------

Form 13F Information Table Value Total: $497,341
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------- -------------- --------- --------- ---------------------- ---------- ---------- ----------------------
                                                     VALUE    SHRS OR   SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------- -------------- --------- --------- --------- ----- ------ ---------- ---------- ------ -------- ------
ACADIA Pharmaceuticals,
  Inc.                       Common      004225108     7,328   833,668  SH              Sole        NA     Sole
Adeza Biomedical
  Corporation                Common      006864102     3,411   228,800  SH              Sole        NA     Sole
Akorn, Inc.                  Common      009728106     6,361 1,017,789  SH              Sole        NA     Sole
Alexza Pharmaceuticals,
  Inc.                       Common      015384100     2,947   258,700  SH              Sole        NA     Sole
Align Technology, Inc.       Common      016255101    13,237   947,500  SH              Sole        NA     Sole
Alkermes, Inc.               Common      01642T108     6,204   464,000  SH              Sole        NA     Sole
Allergan, Inc.               Common      018490102     4,682    39,100  SH              Sole        NA     Sole
Allscripts Healthcare
  Solutions, Inc.            Common      01988P108     2,024    75,000  SH              Sole        NA     Sole
American Medical Systems
 Holdings, Inc.              Common      02744M108     6,426   347,000  SH              Sole        NA     Sole
Amgen, Inc.                  Common      031162100    17,371   254,300  SH              Sole        NA     Sole
Amylin Pharmaceuticals,
  Inc.                       Common      032346108     2,146    59,500  SH              Sole        NA     Sole
Arena Pharmaceuticals,
  Inc.                       Common      040047102     2,492   193,000  SH              Sole        NA     Sole
Ariad Pharmaceuticals,
  Inc.                       Common      04033A100     4,982   969,195  SH              Sole        NA     Sole
Aspreva Pharmaceuticals
  Corp.                      Common      04538T109     9,207   448,700  SH              Sole        NA     Sole
Avalon Pharmaceuticals,
  Inc.                       Common      05346P106     1,582   405,721  SH              Sole        NA     Sole
Barr Pharmaceuticals,
  Inc.                       Common      068306109     7,653   152,700  SH              Sole        NA     Sole
Barrier Therapeutics,
  Inc.                       Common      06850R108     4,960   657,848  SH              Sole        NA     Sole
Bioenvision, Inc.            Common      09059N100     1,223   263,500  SH              Sole        NA     Sole
Biogen Idec Inc.             Common      09062X103     1,402    28,500  SH              Sole        NA     Sole
BioMarin Pharmaceuticals,
  Inc.                       Common      09061G101     2,721   166,000  SH              Sole        NA     Sole
Caraco Pharmaceutical
  Laboratories, Inc.         Common      14075T107     4,697   335,500  SH              Sole        NA     Sole
Celgene Corp.                Common      151020104    19,204   333,800  SH              Sole        NA     Sole
Conor MedSystems, Inc.       Common      208264101    20,687   660,299  SH              Sole        NA     Sole
Critical Therapeutics,
  Inc.                       Common      22674T105     1,091   534,805  SH              Sole        NA     Sole
Cubist Pharmaceuticals,
  Inc.                       Common      229678107    10,162   561,139  SH              Sole        NA     Sole
Cytyc Corp.                  Common      232946103     5,901   208,500  SH              Sole        NA     Sole
deCODE Genetics, Inc.        Common      243586104     2,577   568,932  SH              Sole        NA     Sole
DepoMed, Inc.                Common      249908104     2,206   639,388  SH              Sole        NA     Sole
DJO Incorporated             Common      23325G104     7,292   170,300  SH              Sole        NA     Sole
Eclipsys Corporation         Common      278856109     3,022   147,000  SH              Sole        NA     Sole
Emageon, Inc.                Common      29076V109     7,945   517,224  SH              Sole        NA     Sole
Encysive Pharmaceuticals,
  Inc.                       Common      29256X107     1,789   425,000  SH              Sole        NA     Sole
Exelixis, Inc.               Common      30161Q104     7,600   844,430  SH              Sole        NA     Sole
Genentech, Inc.              Common      368710406    12,429   153,200  SH              Sole        NA     Sole
Genzyme Corporation          Common      372917104    19,265   312,850  SH              Sole        NA     Sole
Gilead Sciences, Inc.        Common      375558103    28,219   434,600  SH              Sole        NA     Sole
Hana Biosciences, Inc.       Common      40963P105     2,094   328,700  SH              Sole        NA     Sole
Idenix Pharmaceuticals,
  Inc.                       Common      45166R204     7,973   917,500  SH              Sole        NA     Sole
IDEXX Laboratories, Inc.     Common      45168D104    10,515   132,600  SH              Sole        NA     Sole
Inspire Pharmaceuticals,
  Inc.                       Common      457733103     6,765 1,065,315  SH              Sole        NA     Sole
Inverness Medical
  Innovations, Inc.          Common      46126P106     2,322    60,000  SH              Sole        NA     Sole
Invitrogen Corporation       Common      46185R100     3,395    60,000  SH              Sole        NA     Sole
K-V Pharmaceutical Co.        CL A       482740206     1,301    54,700  SH              Sole        NA     Sole
Laboratory Corp. of
  America Holdings,          Common      50540R409     7,935   108,000  SH              Sole        NA     Sole
Lexicon Genetics, Inc.       Common      528872104     3,967 1,099,000  SH              Sole        NA     Sole
MannKind Corporation         Common      56400P201     5,043   305,800  SH              Sole        NA     Sole
Medarex, Inc.                Common      583916101     5,716   386,500  SH              Sole        NA     Sole
Medco Health Solutions,
  Inc.                       Common      58405U102     7,535   141,000  SH              Sole        NA     Sole
Medicis Pharmaceutical
  Corporation                Common      584690309     4,567   130,000  SH              Sole        NA     Sole
MedImmune, Inc.              Common      584699102    18,597   574,500  SH              Sole        NA     Sole
Medwave, Inc.                Common      585081102       630 1,277,372  SH              Sole        NA     Sole
MGI PHARMA, Inc.             Common      552880106     5,670   308,000  SH              Sole        NA     Sole
Momenta Pharmaceuticals,
  Inc.                       Common      60877T100     4,394   279,359  SH              Sole        NA     Sole
Myriad Genetics, Inc.        Common      62855J104     3,020    96,500  SH              Sole        NA     Sole
National Med Health Card
  Systems, Inc.              Common      636918302       933    79,020  SH              Sole        NA     Sole
Natus Medical, Inc.          Common      639050103     5,076   305,600  SH              Sole        NA     Sole
Nektar Therapeutics          Common      640268108     9,666   635,500  SH              Sole        NA     Sole
Neurogen Corporation         Common      64124E106     2,636   443,000  SH              Sole        NA     Sole
NitroMed, Inc.               Common      654798503     1,707   696,600  SH              Sole        NA     Sole
Orthovita, Inc.              Common      68750U102     4,779 1,316,400  SH              Sole        NA     Sole
Panacos Pharmaceuticals,
  Inc.                       Common      69811Q106     2,875   717,000  SH              Sole        NA     Sole
PDL BioPharma Inc.           Common      69329Y104    11,864   589,080  SH              Sole        NA     Sole
Penwest Pharmaceuticals
  Co.                        Common      709754105     7,251   436,265  SH              Sole        NA     Sole
Pfizer, Inc.                 Common      717081103     5,310   205,000  SH              Sole        NA     Sole
Pharmacopeia Drug
  Discovery, Inc.            Common      7171EP101     2,482   582,700  SH              Sole        NA     Sole
Point Therapeutics, Inc.     Common      730694106       103   100,400  SH              Sole        NA     Sole
Progenics
  Pharmaceuticals, Inc.      Common      743187106     1,982    77,000  SH              Sole        NA     Sole
Quest Diagnostics, Inc.      Common      74834L100     7,420   140,000  SH              Sole        NA     Sole
Rigel Pharmaceuticals,
  Inc.                       Common      766559603       538    45,300  SH              Sole        NA     Sole
Schering-Plough
  Corporation                Common      806605101     2,596   109,800  SH              Sole        NA     Sole
Seattle Genetics, Inc.       Common      812578102     4,225   792,750  SH              Sole        NA     Sole
Senomyx, Inc.                Common      81724Q107     2,458   189,250  SH              Sole        NA     Sole
Shire PLC                 Sponsored ADR  82481R106     8,338   135,000  SH              Sole        NA     Sole
Tercica, Inc.                Common      88078L105     4,065   812,940  SH              Sole        NA     Sole
Teva Pharmaceutical
  Industries, Ltd. ADR         ADR       881624209    15,266   491,177  SH              Sole        NA     Sole
Theravance, Inc.             Common      88338T104     4,487   145,257  SH              Sole        NA     Sole
Third Wave Technologies,
  Inc.                       Common      88428W108     2,024   420,873  SH              Sole        NA     Sole
United Therapeutics Corp.    Common      91307C102     5,589   102,800  SH              Sole        NA     Sole
Vertex Pharmaceuticals,
  Inc.                       Common      92532F100     6,174   165,000  SH              Sole        NA     Sole
Vital Images, Inc.           Common      92846N104     2,610    75,000  SH              Sole        NA     Sole
VNUS Medical
  Technologies, Inc.         Common      928566108     8,058   907,458  SH              Sole        NA     Sole
Zix Corp.                    Common      98974P100     2,945 2,475,000  SH              Sole        NA     Sole

COLUMN TOTALS                                      $ 497,341
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